RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

3.         RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui(i)	Being owned by close family members of the Company’s Chairman
Henan Agricultural University	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd.(i)	Being owned by close family members of the Company’s Chairman
De Nong Zheng Cheng Seed Limited	Being owned by close family members of the Company’s Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Liantaide Biotechnology Co., Ltd.	Being owned by close family members of the Company’s Chairman
Beijing Agrite Co., Ltd.	Being owned by close family members of the Company’s Chairman
Fifth Division State-owned Assets Management and Operation Co., Ltd	Being the non-controlling interest of Xinjiang Origin
Non-controlling shareholders (“NCI”)	Non- controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou Aoyu, Shandong Aoyu, Henan Aoyu, Shandong Aoruixinong
(i)Other than typical transactions between related parties, the Company has entered into a Restructuring Agreement with three parties: Linze Fumin Industrial Investment and Development Co., Ltd. (Linze Fumin), Beijing Shihui, Linze Origin Seeds Ltd (Linze Origin) in April 2020. According to the Restructuring Agreement, Linze Origin, which is currently a wholly owned subsidiary of Beijing Shihui, would be restructured. At the result of the planned restructuring, Linze Fumin, an investment company owned by the Linze county government, and the Company would have 51% and 49%, respectively, of the ownership of Linze Origin. The restructuring would require the Company to repay the borrowing amounted to RMB27.0 million from Beijing Agriculture Finance Leasing, LLC.(“BAFL”) for Linze Origin and to offer a loan of RMB20.0 million to Linze Origin. As of September 30, 2022, the restructuring for Linze Origin is in process.
(1)Due from related parties, net of bad debt allowance

	September 30,
	2021	2022
	RMB	RMB

Denong	1	—
Linze Origin Seeds Ltd	45	45
Beijing Shihui	32,128	29,998
NCI	15,848	9,165
Henan Yingde Agricultural Ltd.	8,684	11,529
Beijing Liantaide	4,600	7,466
The Close family of the Company’s Chairman	1	6
Total	61,307	58,125
Allowance for doubtful account	32,128	29,998
Due from related parties, net	29,179	28,127

(2)	Due from related party-noncurrent

As of September 30, 2022, the balance of due from related party-noncurrent of RMB 42,246  represents the receivable from Linze Origin Seeds Ltd. This balance is presented as noncurrent according to the Restructuring Agreement disclosed in Note 3(1). The Company incurred allowance of due from related party-noncurrent of RMB–nil- for both the year ended September 30, 2021 and 2022, respectively.

(3)	Due to related parties

	September 30,
	2021	2022
	RMB	RMB

Linze Origin Seeds Limited	300	300
Henan Agriculture University	1,000	1,000
Xinjiang Ginbo Seeds Center (i) (ii)	54	54
Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. (ii)	10,000	—
Companies controlled by the Company’s directors (ii)	1,556	1,702
NCI	11,348	10,123
The Company’s Chairman (ii)	1,020	970
Close family of the Company’s Chairman (ii)	3,641	187
YingDe	1,350	4,293
	30,269	18,629

Note (i): In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

(3)	Transactions with related parties
(a)	Sales to

	Year ended
	September 30,
	2020	2021	2022
	RMB	RMB	RMB
YingDe	5,315	3,134	1,818
NCI	10,612	4,701	3,574
Henan Agriculture University	—	—	5
The close family of the Company’s Chairman	—	—	2,618
	15,927	7,835	8,015

(b)	Purchase from

	Year ended
	September 30,
	2020	2021	2022
	RMB	RMB	RMB
Denong	166	—	—
YingDe	10,975	11,700	14,012
Linze Origin Seeds Limited	3,416	4,706	—
Beijing Shihui	—	360	—
Liantaide	—	—	9,708
Close family of the Company’s Chairman	32	333	29
NCI	2,861	2,227	—
	17,450	19,326	23,749